Associated companies (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 870,312	$ 811,219
Shannon Engine Support
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Associated companies	$ 702,053	634,701
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Associated companies	$ 88,179	88,240
Other
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 80,080	$ 88,278
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	5.70%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%